Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions/Investments with Related Parties [Abstract]
Transactions with related parties
3.
Transactions with related parties
a)
Altair Travel Agency S.A. (“Altair”):
The Company uses the
services of an affiliated
travel agent,
Altair, which is controlled by the Company’s CEO Mrs. Semiramis Paliou. Travel expenses for 2025, 2024
and
2023
amounted
to
$
2,654
,
$
2,569
and
$
2,525
,
respectively,
and
are
mainly
included
in
vessel
operating expenses in
the accompanying consolidated
financial statements. As
of December 31,
2025 and
2024, an
amount of
$
89
and $
190
, respectively,
was payable
to Altair
and is
included in
“Due to
related
parties” in the accompanying consolidated balance sheets.
b)
Steamship Shipbroking Enterprises Inc. or
Steamship:
Steamship is a company controlled by
the Company’s
CEO Mrs.
Semiramis Paliou
and provides
brokerage services
to DSI
for a
fixed monthly
fee plus commission on
the sale of vessels, pursuant
to a Brokerage Services
Agreement.
For 2025,
2024
and 2023, brokerage fees amounted to $ 3,912 , $ 4,093
and $
3,900
, respectively, and
are included mainly
in general
and administrative
expenses in
the accompanying
consolidated statements
of income.
For 2025,
2024 and
2023, commissions related
to Steamship
amounted to
$
355 , $ 544
and $
906 , respectively and
are mainly included
in gain on
the sale of
vessels in the
accompanying consolidated
statements of income.
As of December 31, 2025 and 2024, there was no
amount due to Steamship.
c)
Bond issuance:
In 2024, officers and directors of the
Company and/or entities affiliated with them
purchased an aggregate
of $
47,300
principal amount of the
senior unsecured bond
issued on July 2,
2024
(Note 8).